INCOME TAX - Deferred tax assets / (liabilities) (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets / (liabilities)
Beginning Balance	$ 1,585,907	$ 1,253,359
(Charge)/Credit to Income	1,687,973	332,548
Ending Balance	3,273,880	1,585,907	$ 1,253,359
Income tax allotted in Other comprehensive income	(340,954)	10,504	(167,510)
Intangible asset [member]
Deferred tax assets / (liabilities)
Beginning Balance	(955,680)	(523,741)
(Charge)/Credit to Income	(20,331)	(431,939)
Ending Balance	(976,011)	(955,680)	(523,741)
Retirement plan [member]
Deferred tax assets / (liabilities)
Beginning Balance	114,991	120,441
(Charge)/Credit to Income	849	(5,450)
Ending Balance	115,840	114,991	120,441
Loan loss reserves [member]
Deferred tax assets / (liabilities)
Beginning Balance	1,253,696	2,191,203
(Charge)/Credit to Income	924,017	(937,507)
Ending Balance	2,177,713	1,253,696	2,191,203
Property, plant and equipment [member]
Deferred tax assets / (liabilities)
Beginning Balance	(1,235,317)	(704,615)
(Charge)/Credit to Income	57,792	(530,702)
Ending Balance	(1,177,525)	(1,235,317)	(704,615)
Foreign currency [member]
Deferred tax assets / (liabilities)
Beginning Balance	(83,709)	(171,598)
(Charge)/Credit to Income	40,831	87,889
Ending Balance	(42,878)	(83,709)	(171,598)
Loss carry forwards [member]
Deferred tax assets / (liabilities)
Beginning Balance	224,665	336,380
(Charge)/Credit to Income		(111,715)
Ending Balance	224,665	224,665	336,380
Inflation Adjustment Credit [Member]
Deferred tax assets / (liabilities)
Beginning Balance	2,032,364
(Charge)/Credit to Income	490,706	2,032,364
Ending Balance	2,523,070	2,032,364
Provisions
Deferred tax assets / (liabilities)
Beginning Balance	266,923
(Charge)/Credit to Income	(125,743)	266,923
Ending Balance	141,180	266,923
Others
Deferred tax assets / (liabilities)
Beginning Balance	(32,026)	5,289
(Charge)/Credit to Income	319,852	(37,315)
Ending Balance	$ 287,826	$ (32,026)	$ 5,289